United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/13

Date of Reporting Period: 08/31/13

Item 1. Reports to Stockholders

Annual Shareholder Report
August 31, 2013
Share Class	Ticker
Institutional	FGCIX
Service	FGCSX

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2012 through August 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2013, was -1.17% for the Institutional Shares and -1.51% for the Service Shares. The total return for the Barclays Intermediate Government/Credit Index (BIGCI),1 a broad-based securities market index, was -1.06% during the same period. The total return of the Morningstar Short-Term Bond Average (MSTBA),2 a peer group average for the Fund, was 0.32% during the same period. The Fund's and the MSTBA's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BIGCI.
During the reporting period, the Fund's investment strategy focused on: (a) movement among the various sectors and quality spectrums of the bond market such as corporate bonds and commercial mortgage-backed securities (CMBS); 3 (b) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities); (c) selection of individual securities; and (d) the overall interest rate sensitivity4 of the portfolio (as measured by the effective duration of the portfolio).5 These were the most significant factors affecting the Fund's performance relative to the BIGCI.
The following discussion will focus on the performance of the Fund's Institutional Shares. The Fund's Institutional Shares underperformed the BIGCI and MSTBA.
MARKET OVERVIEW
During the 12-month reporting period, the U.S. economy appeared to be gaining strength as car and home sales experienced a quickened pace of growth. Late in the period, the FOMC (Federal Open Market Committee) that sets the course of monetary policy, announced that they were developing plans to start winding down the quantitative easing program of the past few years. Many investors were caught by surprise, and interest rates moved higher over the May-August period. The improving economy helped most spread sectors in the bond market outperform similar duration Treasuries by a fair amount. The lone exceptions were investment-grade sovereigns and noninvestment-grade emerging market bonds. These bonds performed poorly as interest rates rose significantly.
Annual Shareholder Report

SECTOR AND QUALITY MANAGEMENT
For the bulk of the past 12 months, the Fund's overweight to corporate securities and CMBS significantly added to performance by adding additional yield to the portfolio, relative to the BIGCI. These sectors also outperformed Treasuries by a significant amount, further adding to performance. The overweight to lower quality “A”-rated and “BBB”-rated corporate credits hurt performance modestly.6 During June 2013, Portfolio Management used the weakness (widening spreads) in these markets to significantly increase the overweights to corporates and CMBS. At the end of the reporting period, corporate bonds totaled 55.3% of portfolio, while CMBS totaled 10.7%.
The Fund also added to the TIPS (Treasury Inflation-Protected Securities) exposure in June, which totaled 9.9% of the portfolio. Over the course of 2013, the Fund reduced all exposure to the residential mortgage market. At the end of the reporting period, Treasuries (including TIPS), Agencies and cash equivalents composed 34% of the portfolio, down from 47% of the portfolio on August 31, 2012.
INTEREST RATE, YIELD CURVE AND DERIVATIVE MANAGEMENT
Active management of the portfolio's overall interest rate sensitivity (portfolio effective duration) was a fairly large positive contribution to performance. Over the reporting period, relative to the BIGCI, the Fund had, on average, a lesser interest rate sensitivity than the benchmark (as measured by effective duration) during a period of rising interest rates.
Active management of the portfolio's yield curve exposure significantly detracted from Fund performance over the 12-month reporting period. Although the Fund benefited from a yield curve steepening over the past 12 months, its exposure to the 7 to 10 year part of the yield curve (from the overweight in CMBS and corporates) hurt performance relative to the BIGCI.
The use of Treasury note and bond futures contracts played a positive role over the past 12-month reporting period in executing the Fund's strategies in interest rate sensitivity and yield curve exposure management. Security selection of specific futures on the yield curve, however, was poor.
SECURITY SELECTION
Overall security selection detracted from performance. Security selection was poor in TIPS, CMBS and in the metals and mining area of investment-grade corporates. The following corporate positions detracted from performance relative to the benchmark: Southern Copper, Anglogold Holdings, Raymond James and JPMorgan. There were some corporates that performed positively including Morgan Stanley, Jefferies Group, Reliance Steel and Aluminum, Goldman Sachs and Tyson Foods. Timing of trades was quite a positive contributor to performance, helping to offset some of the negatives in the mining area and CMBS selection.
Annual Shareholder Report

1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BIGCI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSTBA.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	Duration is a measure of a security's price sensitivity to change in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.
6	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser believes are of comparable quality. The rating agencies that provide the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality and credit ratings of “BBB” are considered to be good credit quality and the lowest category of investment grade securities. Credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds, and credit ratings of “CCC” or below have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Intermediate Government/Corporate Fund (the “Fund”) from September 2, 2005 (start of performance) to August 31, 2013, compared to the Barclays Intermediate Government/Credit Index (BIGCI)2 and the Morningstar Short-Term Bond Average (MSTBA).3
Average Annual Total Returns for the Period Ended 8/31/2013
Share Class	1 Year	5 Years	Start of Performance*
Institutional Shares	-1.17%	4.61%	4.80%
Service Shares	-1.51%	4.33%	4.53%
*	The Fund's Institutional Shares and Service Shares start of performance date was September 2, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT–INSTITUTIONAL SHARES
Growth of $10,000 as of August 31, 2013
GROWTH OF A $10,000 INVESTMENT–service SHARES
Growth of $10,000 as of August 31, 2013
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BIGCI and MSTBA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BIGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The BIGCI is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the MSTBA include those that focus on corporate and other investment-grade issues with an average duration of more than one year but less than 3.5 years, or an average effective maturity of more than one year but less than four years. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	55.3%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	10.7%
Government Agencies	1.1%
Derivative Contracts[2]	(0.3)%
Cash Equivalents[3]	0.8%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2013
Principal Amount or Shares			Value
		CORPORATE BONDS—55.3%
		Basic Industry - Chemicals—1.2%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,259,356
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	261,218
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,264
50,000		RPM International, Inc., 6.50%, 2/15/2018	56,161
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	113,545
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	39,980
		TOTAL	1,751,524
		Basic Industry - Metals & Mining—5.9%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	987,961
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	775,165
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	142,067
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	195,261
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	596,296
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	749,250
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	59,192
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	55,295
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,091
500,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	442,567
750,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	722,327
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,519,504
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,121,606
100,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	96,923
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	880,251
		TOTAL	8,394,756
		Basic Industry - Paper—1.0%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,442,702
		Capital Goods - Aerospace & Defense—0.6%
550,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	606,375
250,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	275,000
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	24,391
		TOTAL	905,766
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.7%
$625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	$706,250
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	224,060
		TOTAL	930,310
		Capital Goods - Construction Machinery—0.0%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	25,453
		Capital Goods - Diversified Manufacturing—0.3%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,053
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,258
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	258,394
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	58,658
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	35,700
		TOTAL	381,063
		Capital Goods - Environmental—0.1%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	54,315
50,000		Waste Management, Inc., 7.375%, 3/11/2019	60,024
		TOTAL	114,339
		Capital Goods - Packaging—0.3%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	479,241
		Communications - Media Noncable—0.7%
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	944,177
		Communications - Telecom Wireless—2.2%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	902,978
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	79,980
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	199,973
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	845,914
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,053,238
		TOTAL	3,082,083
		Communications - Telecom Wirelines—0.5%
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	62,700
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	568,709
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	112,515
		TOTAL	743,924
		Consumer Cyclical - Automotive—3.3%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	257,388
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	147,175
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$400,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	$353,874
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,216,116
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	503,674
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	248,659
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	104,925
830,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	817,568
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	996,908
		TOTAL	4,646,287
		Consumer Cyclical - Entertainment—0.4%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	149,275
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	238,738
70,000		Viacom, Inc., 2.50%, 9/1/2018	69,245
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	104,065
		TOTAL	561,323
		Consumer Cyclical - Lodging—0.9%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,172,153
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	75,245
		TOTAL	1,247,398
		Consumer Cyclical - Services—0.4%
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	520,030
		Consumer Non-Cyclical - Food/Beverage—2.1%
1,250,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,167,349
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	297,058
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	910,297
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	150,948
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,214
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	488,432
		TOTAL	3,024,298
		Consumer Non-Cyclical - Health Care—3.3%
500,000		Boston Scientific Corp., 6.00%, 1/15/2020	570,603
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,476,815
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,190,524
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	$134,688
1,100,000	Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,231,074
	TOTAL	4,603,704
	Consumer Non-Cyclical - Supermarkets—0.1%
100,000	Kroger Co., Note, 6.80%, 12/15/2018	118,831
	Consumer Non-Cyclical - Tobacco—0.1%
15,000	Altria Group, Inc., 9.25%, 8/6/2019	19,685
50,000	Philip Morris International, Inc., 5.65%, 5/16/2018	57,602
	TOTAL	77,287
	Energy - Independent—0.1%
70,000	Devon Energy Corp., 6.30%, 1/15/2019	80,674
100,000	Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	94,316
	TOTAL	174,990
	Energy - Integrated—1.1%
450,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	449,223
1,000,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	979,766
90,000	Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	91,374
	TOTAL	1,520,363
	Energy - Oil Field Services—1.4%
275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	280,819
1,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	991,499
665,000	Weatherford International Ltd., 6.00%, 3/15/2018	740,450
	TOTAL	2,012,768
	Energy - Refining—0.9%
300,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	321,585
100,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	110,026
125,000	Valero Energy Corp., 7.50%, 4/15/2032	147,666
200,000	Valero Energy Corp., 9.375%, 3/15/2019	258,324
375,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	409,823
	TOTAL	1,247,424
	Financial Institution - Banking—9.6%
143,000	American Express Co., 2.65%, 12/2/2022	130,770
90,000	Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	96,208
5,000	Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,168
50,000	Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	52,306
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	$601,667
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	970,532
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,116,031
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	55,419
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	107,647
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	384,814
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	106,780
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	472,178
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	267,067
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,235,170
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	969,577
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,185,435
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	186,033
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,244,648
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	116,181
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	658,290
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,087,684
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,264,736
500,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	458,314
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	306,582
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	47,469
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	377,014
		TOTAL	13,503,720
		Financial Institution - Brokerage—1.4%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,125
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	727,183
730,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	785,268
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	525,813
		TOTAL	2,049,389
		Financial Institution - Finance Noncaptive—2.3%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,209,731
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,035,034
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	330,782
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	103,512
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	$526,803
		TOTAL	3,205,862
		Financial Institution - Insurance - Health—0.1%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	87,236
		Financial Institution - Insurance - Life—4.5%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	723,648
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	583,556
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,097,468
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,285,087
150,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	151,666
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	180,850
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	943,831
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	203,234
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,140,495
		TOTAL	6,309,835
		Financial Institution - Insurance - P&C—1.4%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,001
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	423,185
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	57,723
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,823
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	771,037
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	482,365
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	76,602
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	84,037
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	27,565
		TOTAL	1,982,338
		Financial Institution - REITs—2.5%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	466,905
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	249,932
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,129,857
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—continued
$150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	$156,029
700,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	651,297
115,000		Liberty Property LP, 6.625%, 10/1/2017	131,184
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	104,377
50,000		Simon Property Group LP, 6.75%, 5/15/2014	51,326
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	666,394
		TOTAL	3,607,301
		Sovereign—0.3%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	471,778
		Technology—1.4%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	508,253
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,323,091
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	52,089
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	147,465
		TOTAL	2,030,898
		Transportation - Railroads—0.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	26,337
		Transportation - Services—0.1%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	45,981
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	151,955
		TOTAL	197,936
		Utility - Electric—2.5%
125,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	144,802
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	22,549
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,289,882
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	227,001
19,641	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	21,045
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,397
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	453,153
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,086,211
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	305,088
		TOTAL	3,561,128
		Utility - Natural Gas Distributor—1.0%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	127,808
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,148,705
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—continued
$75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	$100,071
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	25,652
		TOTAL	1,402,236
		Utility - Natural Gas Pipelines—0.6%
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	603,923
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	44,309
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	20,716
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	55,592
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	58,914
		TOTAL	783,454
		TOTAL CORPORATE BONDS (IDENTIFIED COST $79,483,398)	78,169,489
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.7%
		Commercial Mortgage—10.4%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,210,225
1,420,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	1,403,019
2,525,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	2,557,552
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	401,520
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	181,477
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.971%, 6/10/2046	709,800
1,900,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.812%, 11/25/2045	1,658,203
2,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	2,017,651
2,735,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.74%, 5/10/2045	2,797,577
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	440,861
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.776%, 4/10/2046	694,628
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	195,225
163,405	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	170,806
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	$316,639
		TOTAL	14,755,183
		Government Agency—0.3%
377,974		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.784%, 12/15/2037	381,049
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,722,280)	15,136,232
		GOVERNMENT AGENCY—1.1%
		Federal National Mortgage Association—1.1%
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016 (IDENTIFIED COST $1,500,329)	1,512,028
		U.S. TREASURY—31.6%
14,442,400	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	13,931,838
10,000,000		United States Treasury Note, 1.000%, 3/31/2017	9,968,359
15,000,000		United States Treasury Note, 1.750%, 5/31/2016	15,424,322
5,500,000		United States Treasury Note, 1.875%, 6/30/2020	5,385,381
		TOTAL U.S. TREASURY (IDENTIFIED COST $45,993,557)	44,709,900
		INVESTMENT COMPANY—0.8%
1,137,084	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	1,137,084
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $143,836,648)[6]	140,664,733
		OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	699,956
		TOTAL NET ASSETS—100%	$141,364,689
At August 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Bond, 30 Year Short Futures	114	$15,037,313	December 2013	$(173,038)
[8]United States Treasury Bond, Ultra Long Short Futures	59	$8,370,625	December 2013	$(180,820)
[8]United States Treasury Notes, 5-Year Short Futures	71	$8,497,258	December 2013	$(26,230)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(380,088)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $13,710,029, which represented 9.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2013, these liquid restricted securities amounted to $13,710,029, which represented 9.7% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments In Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$78,169,489	$—	$78,169,489
Collateralized Mortgage Obligations	—	15,136,232	—	15,136,232
Government Agency	—	1,512,028	—	1,512,028
U.S. Treasury	—	44,709,900	—	44,709,900
Investment Company	1,137,084	—	—	1,137,084
TOTAL SECURITIES	$1,137,084	$139,527,649	$—	$140,664,733
OTHER FINANCIAL INSTRUMENTS*	$(380,088)	$—	$—	$(380,088)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$10.68	$10.51	$10.41	$9.97	$10.14
Income From Investment Operations:
Net investment income	0.19	0.24	0.28	0.41	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.31)	0.23	0.12	0.64	0.14
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	0.47	0.40	1.05	0.50
Less Distributions:
Distributions from net investment income	(0.19)	(0.24)	(0.27)	(0.42)	(0.38)
Distributions from net realized gain on investments and futures contracts	—	(0.06)	(0.03)	(0.19)	(0.29)
TOTAL DISTRIBUTIONS	(0.19)	(0.30)	(0.30)	(0.61)	(0.67)
Net Asset Value, End of Period	$10.37	$10.68	$10.51	$10.41	$9.97
Total Return[2]	(1.17)%	4.49%	3.90%	10.90%	5.28%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.81%	2.27%	2.58%	3.84%	3.62%
Expense waiver/reimbursement[3]	0.32%	0.62%	1.53%	5.08%	3.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,396	$95,256	$32,703	$6,621	$8,502
Portfolio turnover	46%	69%	103%	66%	205%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$10.68	$10.51	$10.41	$9.97	$10.14
Income From Investment Operations:
Net investment income	0.16	0.22	0.25	0.38	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)	0.22	0.13	0.65	0.12
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.44	0.38	1.03	0.48
Less Distributions:
Distributions from net investment income	(0.16)	(0.21)	(0.25)	(0.40)	(0.36)
Distributions from net realized gain on investments and futures contracts	—	(0.06)	(0.03)	(0.19)	(0.29)
TOTAL DISTRIBUTIONS	(0.16)	(0.27)	(0.28)	(0.59)	(0.65)
Net Asset Value, End of Period	$10.36	$10.68	$10.51	$10.41	$9.97
Total Return[2]	(1.51)%	4.23%	3.64%	10.63%	5.03%
Ratios to Average Net Assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	1.40%	2.05%	2.35%	3.72%	3.82%
Expense waiver/reimbursement[3]	0.33%	0.33%	1.68%	5.40%	4.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,969	$254,803	$4,934	$1,613	$1,522
Portfolio turnover	46%	69%	103%	66%	205%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2013
Assets:
Total investment in securities, at value including $1,137,084 of investment in an affiliated holding (Note 5) (identified cost $143,836,648)		$140,664,733
Income receivable		1,127,754
Receivable for shares sold		57,677
TOTAL ASSETS		141,850,164
Liabilities:
Payable for shares redeemed	$322,418
Payable for daily variation margin	70,477
Income distribution payable	25,788
Payable for transfer agent fee	15,203
Payable for auditing fees	25,500
Payable for shareholder services fee (Note 5)	6,617
Accrued expenses (Note 5)	19,472
TOTAL LIABILITIES		485,475
Net assets for 13,637,716 shares outstanding		$141,364,689
Net Assets Consist of:
Paid-in capital		$144,251,248
Net unrealized depreciation of investments and futures contracts		(3,552,003)
Accumulated net realized gain on investments and futures contracts		660,236
Undistributed net investment income		5,208
TOTAL NET ASSETS		$141,364,689
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$106,396,094 ÷ 10,263,586 shares outstanding, no par value, unlimited shares authorized		$10.37
Service Shares:
$34,968,595 ÷ 3,374,130 shares outstanding, no par value, unlimited shares authorized		$10.36
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2013
Investment Income:
Dividends (including $4,879 received from an affiliated holding (Note 5))		$436,603
Interest		4,499,248
TOTAL INCOME		4,935,851
Expenses:
Investment adviser fee (Note 5)	$949,827
Administrative fee (Note 5)	190,820
Custodian fees	16,862
Transfer agent fee	174,808
Directors'/Trustees' fees (Note 5)	1,972
Auditing fees	26,000
Legal fees	7,108
Portfolio accounting fees	99,780
Shareholder services fee (Note 5)	354,657
Account administration fee (Note 2)	163
Share registration costs	45,025
Printing and postage	21,539
Insurance premiums (Note 5)	4,580
Miscellaneous (Note 5)	1,901
TOTAL EXPENSES	1,895,042
Waiver/reimbursement of investment adviser fee (Note 5)	(794,732)
Net expenses		1,100,310
Net investment income		3,835,541
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $40,022 on sales of investments in an affiliated holding) (Note 5)		1,018,663
Net realized gain on futures contracts		1,933,068
Net change in unrealized appreciation of investments		(9,086,723)
Net change in unrealized depreciation of futures contracts		269,358
Net realized and unrealized loss on investments and futures contracts		(5,865,634)
Change in net assets resulting from operations		$(2,030,093)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended August 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,835,541	$3,304,466
Net realized gain (loss) on investments and futures contracts	2,951,731	(1,915,195)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(8,817,365)	4,356,280
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,030,093)	5,745,551
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,835,030)	(1,267,244)
Service Shares	(1,982,392)	(2,050,393)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(199,824)
Service Shares	—	(18,967)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,817,422)	(3,536,428)
Share Transactions:
Proceeds from sale of shares	122,375,820	401,965,789
Net asset value of shares issued to shareholders in payment of distributions declared	3,008,303	3,147,298
Cost of shares redeemed	(328,231,363)	(94,899,160)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(202,847,240)	310,213,927
Change in net assets	(208,694,755)	312,423,050
Net Assets:
Beginning of period	350,059,444	37,636,394
End of period (including undistributed (distributions in excess of) net investment income of $5,208 and $(12,911), respectively)	$141,364,689	$350,059,444
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2013
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended August 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$163
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and enhance yield. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $12,113,287 and $28,527,671, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$380,088*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,933,068
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$269,358
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended August 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,772,727	$82,647,206	7,583,490	$80,053,065
Shares issued to shareholders in payment of distributions declared	154,980	1,643,632	104,912	1,108,877
Shares redeemed	(6,586,147)	(69,656,629)	(1,878,145)	(19,836,563)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,341,560	$14,634,209	5,810,257	$61,325,379
Year Ended August 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,717,173	$39,728,614	30,295,451	$321,912,724
Shares issued to shareholders in payment of distributions declared	127,819	1,364,671	192,543	2,038,421
Shares redeemed	(24,336,961)	(258,574,734)	(7,091,365)	(75,062,597)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(20,491,969)	$(217,481,449)	23,396,629	$248,888,548
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(19,150,409)	$(202,847,240)	29,206,886	$310,213,927
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$3,817,422	$3,421,341
Long-term capital gains	$—	$115,087
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$285,356
Net unrealized depreciation	$(3,171,915)
At August 31, 2013, the cost of investments for federal tax purposes was $143,836,648. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,171,915. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,019,772 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,191,687.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2013, the Adviser voluntarily waived $790,170 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2013, the Fund's Service Shares did not incur a distribution service fee; however it may begin to incur this fee upon approval of the Trustees.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended August 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$354,657
For the year ended August 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Effective November 1, 2013, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended August 31, 2013, the Adviser reimbursed $4,562. Transactions involving the affiliated holdings during the year ended August 31, 2013, were as follows:
	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 8/31/2012	5,481,858	7,034,584	12,516,442
Purchases/Additions	42,239	151,915,857	151,958,096
Sales/Reductions	(5,524,097)	(157,813,357)	(163,337,454)
Balance of Shares Held 8/31/2013	—	1,137,084	1,137,084
Value	$—	$1,137,084	$1,137,084
Dividend Income	$—	$4,879	$4,879
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2013, were as follows:
Purchases	$45,056,615
Sales	$131,286,095
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2013, there were no outstanding loans. During the year ended August 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2013, there were no outstanding loans. During the year ended August 31, 2013, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the federated institutional TRUST AND THE SHAREHOLDERS OF FEDERATED Intermediate Government/corporate FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Government/Corporate Fund (the “Fund”), a portfolio of Federated Institutional Trust, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2009 were audited by other independent registered public accountants whose report thereon dated October 20, 2009, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Government/Corporate Fund as of August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 24, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2013 to August 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2013	Ending Account Value 8/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$977.00	$1.49[2]
Service Shares	$1,000	$974.90	$2.74[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.69	$1.53[2]
Service Shares	$1,000	$1,022.43	$2.80[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.30%
Service Shares	0.55%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Institutional Shares current Fee Limit of 0.35% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.69 and $1.73, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.60% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.94 and $3.01, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Christopher Smith Birth Date: August 25, 1954 Vice President Officer since: June 2012 Portfolio Manager since: September 2005	Principal Occupations: Christopher Smith has been the Fund's Portfolio Manager since September 2005. He is Vice President of the Trust with respect to the Fund. Mr. Smith joined Federated in 1995 and has been a Senior Portfolio Manager since 2006 and Senior Vice President of the Fund's Adviser since 2011. He was a Vice President of the Fund's Adviser from 1997 to 2011. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith has received the Chartered Financial Analyst designation. He received his M.A. in Economics and Finance from the University of Kentucky.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Intermediate Government/Corporate Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for one-year period was at the median of the relevant peer group, and the Fund's performance was above the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 10 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B607
CUSIP 31420B508
35671 (10/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $82,250

Fiscal year ended 2012 - $78,750

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $73

Fiscal year ended 2012 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $137,651

Fiscal year ended 2012 - $337,033

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 22, 2013